A maturity schedule of the Company’s finance debt (undiscounted), including face value and interest payments is set out as follows: (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Principal	$ 44,285	$ 55,130
Interest	33,531	38,953
Total	77,816	$ 94,083
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Principal	1,152
Interest	1,072
Total	2,224
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Principal	3,157
Interest	1,984
Total	5,141
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Principal	4,768
Interest	1,794
Total	6,562
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Principal	4,840
Interest	1,679
Total	6,519
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Principal	5,998
Interest	1,481
Total	7,479
Later than five years [member]
IfrsStatementLineItems [Line Items]
Principal	24,370
Interest	25,521
Total	$ 49,891